FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts of outstanding derivative positions
Our interest rate swap contracts as of December 31, 2022 are summarized as follows:

(in thousands of $)	Notional principal	Inception date	Maturity date	Floating Rate benchmark	Fixed Interest Rate
Receiving floating, pay fixed	25,000	September 2019	June 2024	LIBOR	1.38%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	0.37%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	35,000	September 2020	September 2025	LIBOR	1.03%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	75,000	June 2020	June 2025	LIBOR	1.39%
Receiving floating, pay fixed	25,000	July 2020	July 2025	LIBOR	1.38%
Receiving floating, pay fixed	25,000	March 2021	June 2024	LIBOR	0.35%
Receiving floating, pay fixed	50,000	July 2022	July 2032	SOFR	2.15%
Receiving floating, pay fixed	50,000	July 2022	July 2032	SOFR	1.91%
Receiving floating, pay fixed	50,000	December 2022	December 2032	SOFR	3.28%
Receiving floating, pay fixed	181,000	October 2022	April 2025	SOFR	0.95%
Receiving floating, pay fixed	100,000	March 2026	March 2032	SOFR	1.26%

Derivative instruments, gain (loss)
The Company's gain/(loss) on derivatives for the year ended December 31, 2022 and 2021 was comprised of the following:

(in thousands of $)
	2022	2021
Change in fair value of derivative instruments	78,207	24,423
Realized gain/(loss) on derivative instruments	1,475	(6,024)
Gain/(loss) on derivatives	79,682	18,399

Schedule of derivative instruments
Movements in the year ended December 31, 2022 and 2021 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2020	109	(23,434)	(23,325)
Change in fair value of derivative instruments	5,753	18,670	24,423
At December 31, 2021	5,862	(4,764)	1,098
Change in fair value of derivative instruments	73,443	4,764	78,207
Proceeds from termination of derivative instruments	(23,790)	—	(23,790)
At December 31, 2022	55,515	—	55,515